INCOME TAX (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAX
Net income before tax	$ 400,175	$ 141,734
Statutory tax rate	27.00%	27.00%
Anticipated income tax expense at statutory rates	$ 108,047	$ 38,268
Deductible expenditures	(6,598)	(8,584)
Differences between Canadian and foreign tax rates	24,386	14,633
Changes in estimate	125	9,189
Inflation adjustment	(30,563)	(67,575)
Impact of foreign exchange	2,482	32,860
Change in deferred tax assets not recognized	(34,919)	16,070
Mining taxes	6,052	5,316
Withholding taxes	41,901	9,293
Other items	485	1,946
Total tax expense	111,398	51,416
Current income tax expense	125,095	76,957
Deferred tax recovery	$ (13,697)	$ (25,541)